Net Loss Per Share - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Aug. 21, 2018	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares outstanding	0	23,412,754				23,412,754		12	0
Net loss per share		$ (9,038)	$ (6,238)	$ (27,145)	$ (2,947)	$ (36,183)	$ (9,185)	$ (17,512)	$ (6,032)
PureTech Health
Exercise of warrant to purchase shares of common stock	12
Weighted average common stock, shares outstanding								4
Net loss per share								$ 4,400